Note 5 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 58,720	$ 68,357
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	40,371	48,731
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax, Total	38,049	46,041
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,322	2,690
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	18,349	19,626
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	6,416	7,893
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	6,068	5,710
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,223	2,340
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,270	1,917
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 1,372	$ 1,766